Summary of the main accounting policies: Additional information (Details) $ in Thousands, $ in Thousands, shares in Millions								1 Months Ended	12 Months Ended
	Sep. 22, 2023 MXN ($)	Sep. 22, 2023 USD ($)	May 18, 2023 USD ($)	Oct. 20, 2022 MXN ($)	Oct. 20, 2022 USD ($)	Feb. 20, 2020 MXN ($)	May 15, 2008	Dec. 31, 2022 MXN ($) $ / shares	Dec. 31, 2023 MXN ($) $ / shares jurisdiction shares	Dec. 31, 2022 MXN ($) $ / shares shares	Dec. 31, 2021 MXN ($) $ / shares shares	Dec. 31, 2020	Apr. 15, 2024	Dec. 31, 2023 USD ($) $ / shares	Feb. 20, 2020 USD ($)
Revenue From Regulated Services
Number of jurisdictions | jurisdiction									3
Closing foreign exchange rate								19.47	16.92	19.47			16.6693	16.92
Investment in joint venture accounted for by the equity method								$ 10,266	$ 296,199	$ 10,266
Restricted cash and cash equivalents used for passenger facility charge authorized by FAA								96,485	$ 360,880	$ 96,485
Original concession period for operating rights							25 years		50 years
Concession period for operating rights									25 years
Applicable tax rate									30.00%	30.00%	30.00%
Controlling interest									$ 10,203,713	$ 9,986,548	$ 5,983,747
Weighted average number of ordinary shares outstanding | shares									300	300	300
Basic earnings per share | $ / shares									$ 34.01	$ 33.29	$ 19.95
Reimbursement of contributed capital	$ 255,167	$ 20,000		$ 2,113,113	$ 165,625
Dividends	$ 1,225,463	69,000		$ 690,833	$ 34,375				$ 5,979,000	$ 4,509,000	$ 2,463,000
IT withholding to the company		$ 3,053
Percentage of ownership interest in subsidiary	60.00%	60.00%		60.00%	60.00%
Remaining committed investment amount									$ 29,571,010
Aeropuerto Internacional de Bvaro AIB, S.A.S.
Revenue From Regulated Services
Percentage of stake agreed to be maintained			25.00%
Total estimated investment amount			$ 66,000
Initial investment amount			$ 17,800
Remaining committed investment amount														$ 48,100
Mortgage Guarantee Value For Initial Investment														$ 25,000
Percentage of ownership interest in associate									25.00%
Mexico
Revenue From Regulated Services
Restricted cash								148,621	$ 94,820	148,621
Puerto Rico (Aerostar)
Revenue From Regulated Services
Restricted cash								$ 1,175,622	$ 1,159,700	$ 1,175,622
Applicable tax rate									10.00%
Colombia (Airplan)
Revenue From Regulated Services
Applicable tax rate								35.00%		35.00%	31.00%	32.00%
Airport Development Group, LLC
Revenue From Regulated Services
Percentage Of Equity Interest Acquired						50.00%
Investment in joint venture accounted for by the equity method															$ 500
Avialliance partner
Revenue From Regulated Services
Percentage of profit sharing	40.00%	40.00%		40.00%	40.00%
Aeropuerto de Cancun, S. A. de C. V.
Revenue From Regulated Services
Investment in joint venture accounted for by the equity method						$ 10,556
Percentage of ownership interest in subsidiary									100.00%	100.00%
Aerostar Airport Holdings, LLC
Revenue From Regulated Services
Restricted cash								$ 1,272,106	$ 1,520,581	$ 1,272,106	$ 123,081
Percentage of profit sharing	60.00%	60.00%		60.00%	60.00%
Percentage of ownership interest in subsidiary									60.00%	60.00%
Airplan
Revenue From Regulated Services
Closing foreign exchange rate | $ / shares								248.48	227.92	248.48				227.92
Original concession period for operating rights							15 years		25 years
Applicable tax rate									35.00%	35.00%	31.00%
Percentage of ownership interest in subsidiary									100.00%
Aerostar
Revenue From Regulated Services
Closing foreign exchange rate | $ / shares								19.47	16.92	19.47				16.92
Restricted cash								$ 96,485		$ 96,485
Restricted cash and cash equivalents used for passenger facility charge authorized by FAA									$ 360,880
Original concession period for operating rights									40 years
Concession period for operating rights									29 years
Applicable tax rate									10.00%	10.00%	10.00%
Percentage of ownership interest in subsidiary									60.00%
Aerostar | Puerto Rico (Aerostar)
Revenue From Regulated Services
Restricted cash								$ 1,175,622	$ 1,159,700	$ 1,175,622
Minimum | Mexico
Revenue From Regulated Services
Applicable tax rate									15.00%
Minimum | Colombia (Airplan)
Revenue From Regulated Services
Applicable tax rate									15.00%
Minimum | Airplan
Revenue From Regulated Services
Original concession period for operating rights									15 years